SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Research and development expense	$ 7,377	$ 6,677	$ 7,874
Stock Option [Member]
Disclosure of financial assets [line items]
General and administrative expense	1,839	2,064	3,708
Research and development expense	1,172	1,819	2,589
Total	$ 3,011	$ 3,883	$ 6,297